Financial Instruments (Schedule Of Fair Values Of Derivative Contracts Outstanding) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financial Instruments [Line Items]
Collateral balance posted	$ 0
Collateral held from counterparties	0
Collateral balance could have been required to post	2
Fair value of long-term debt	5,088	5,276
Fair value of long-term debt compared with carrying value	741	673
Foreign Currency Derivatives [Member]
Financial Instruments [Line Items]
Fair value of derivative assets	31	17
Fair value of derivative liabilities	8	48
Commodity Derivatives [Member]
Financial Instruments [Line Items]
Fair value of derivative assets	9	0
Fair value of derivative liabilities	$ 7	$ 83